Borrowings (Details) - Schedule of borrowings - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Borrowings Abstract
Bank overdraft	$ 3,745,048	$ 164,175
Secured term loans	94,792,088	94,163,751			$ 86,435,137
Total of borrowings	$ 98,537,136	$ 94,327,926	$ 182,781,617	$ 187,014,715